EQUITY - Distribution of capital (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
EQUITY
Capital	R$ 63,571,416	R$ 63,571,416
Total shares outstanding	1,688,693,776	1,688,694,420
Capital
EQUITY
Number	1,690,984,923	1,690,984,923
Percentage of shares issued	100.00%	100.00%
Capital | Controlling Group
EQUITY
Number	1,244,241,119	1,244,241,119
Percentage of shares issued	73.58%	73.58%
Capital | Telefonica Latinoamerica Holding S.L. (former Telefonica Internacional S.A.)
EQUITY
Number	407,279,213	407,279,213
Percentage of shares issued	24.09%	24.09%
Capital | Telefonica S.A.
EQUITY
Number	503,329,803	503,329,803
Percentage of shares issued	29.76%	29.76%
Capital | SP Telecomunicacoes Participacoes Ltda
EQUITY
Number	332,695,590	332,695,590
Percentage of shares issued	19.67%	19.67%
Capital | Telefonica Chile S.A.
EQUITY
Number	936,513	936,513
Percentage of shares issued	0.06%	0.06%
Capital | Other shareholders
EQUITY
Number	444,452,657	444,453,301
Percentage of shares issued	26.28%	26.28%
Treasury shares
EQUITY
Number	2,291,147	2,290,503
Percentage of shares issued	0.14%	0.14%
Common shares
EQUITY
Total shares outstanding	569,354,053	569,354,053
Common shares | Capital
EQUITY
Number	571,644,217	571,644,217
Percentage of shares issued	100.00%	100.00%
Common shares | Capital | Controlling Group
EQUITY
Number	540,033,264	540,033,264
Percentage of shares issued	94.47%	94.47%
Common shares | Capital | Telefonica Latinoamerica Holding S.L. (former Telefonica Internacional S.A.)
EQUITY
Number	46,746,635	46,746,635
Percentage of shares issued	8.18%	8.18%
Common shares | Capital | Telefonica S.A.
EQUITY
Number	198,207,608	198,207,608
Percentage of shares issued	34.67%	34.67%
Common shares | Capital | SP Telecomunicacoes Participacoes Ltda
EQUITY
Number	294,158,155	294,158,155
Percentage of shares issued	51.46%	51.46%
Common shares | Capital | Telefonica Chile S.A.
EQUITY
Number	920,866	920,866
Percentage of shares issued	0.16%	0.16%
Common shares | Capital | Other shareholders
EQUITY
Number	29,320,789	29,320,789
Percentage of shares issued	5.13%	5.13%
Common shares | Treasury shares
EQUITY
Number	2,290,164	2,290,164
Percentage of shares issued	0.40%	0.40%
Preferred shares
EQUITY
Total shares outstanding	1,119,339,723	1,119,340,367
Preferred shares | Capital
EQUITY
Number	1,119,340,706	1,119,340,706
Percentage of shares issued	100.00%	100.00%
Preferred shares | Capital | Controlling Group
EQUITY
Number	704,207,855	704,207,855
Percentage of shares issued	62.91%	62.91%
Preferred shares | Capital | Telefonica Latinoamerica Holding S.L. (former Telefonica Internacional S.A.)
EQUITY
Number	360,532,578	360,532,578
Percentage of shares issued	32.21%	32.21%
Preferred shares | Capital | Telefonica S.A.
EQUITY
Number	305,122,195	305,122,195
Percentage of shares issued	27.26%	27.26%
Preferred shares | Capital | SP Telecomunicacoes Participacoes Ltda
EQUITY
Number	38,537,435	38,537,435
Percentage of shares issued	3.44%	3.44%
Preferred shares | Capital | Telefonica Chile S.A.
EQUITY
Number	15,647	15,647
Percentage of shares issued	0.00%	0.00%
Preferred shares | Capital | Other shareholders
EQUITY
Number	415,131,868	415,132,512
Percentage of shares issued	37.09%	37.09%
Preferred shares | Treasury shares
EQUITY
Number	983	339
Percentage of shares issued	0.00%	0.00%